Shareholders Equity - Restricted stock unit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	98,894
Number of other equity instruments outstanding in share-based payment arrangement at end of period	102,104	98,894
Restricted Share Units
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	98,894	102,708
Granted	53,129	54,643
Settled	(49,919)	(58,457)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	102,104	98,894
Fair value of RSUs granted | $	$ 7.9	$ 7.2
Stock-based compensation expenses | $	6.4	6.3
Capitalised to royalty, stream and working interest | $	0.2	0.2
Total unrecognized non-cash stock-based compensation expense | $	$ 9.4	$ 8.7
Expected to be recognized over weighted average period	2 years 2 months 12 days	2 years 2 months 12 days
Performance based RSU
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	66,794	66,996
Granted	37,486	38,803
Settled	(33,229)	(39,005)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	71,051	66,794
Time-based RSU
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	32,100	35,712
Granted	15,643	15,840
Settled	(16,690)	(19,452)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	31,053	32,100